Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Right-of-use Asset Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Interest expense	¥ 144	¥ 44	¥ 42
Expense relating to short-term leases (included in administrative expenses and research and development expenses)		12	45
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)		58	30
Total interest expense amount recognized	¥ 144	¥ 114	¥ 117